Average Annual Total Returns - Class I and P Shares - Voya Multi-Manager Mid Cap Value Fund	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Russell Midcap® Value Index 1 Yr		Russell Midcap® Value Index 5 Yrs		Russell Midcap® Value Index 10 Yrs	Russell Midcap® Value Index Since Inception
Total	27.60%	6.63%		14.04%	Oct. 03, 2011	24.77%	3.80%		9.38%	17.93%	4.67%		9.56%	27.06%	[1]	7.62%	[1]	[1]	14.68%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.